CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Statement) ¥ in Millions, $ in Millions	JPY (¥)		USD ($)	Previously Reported JPY (¥)	Effect of reverse recapitalization JPY (¥)	Issued capital Ordinary shares JPY (¥)	Issued capital Ordinary shares Previously Reported JPY (¥)	Issued capital Ordinary shares Effect of reverse recapitalization JPY (¥)	Issued capital Common stock JPY (¥)	Issued capital Common stock Previously Reported JPY (¥)	Issued capital Common stock Effect of reverse recapitalization JPY (¥)	Capital surplus JPY (¥)	Capital surplus Previously Reported JPY (¥)	Capital surplus Effect of reverse recapitalization JPY (¥)	Share-based payment reserve JPY (¥)	Share-based payment reserve Previously Reported JPY (¥)	Treasury shares JPY (¥)	Treasury shares Previously Reported JPY (¥)	Retained earnings JPY (¥)	Retained earnings Previously Reported JPY (¥)	Foreign currency translation adjustment JPY (¥)	Foreign currency translation adjustment Previously Reported JPY (¥)
Equity at beginning of period at Mar. 31, 2024	¥ 12,444			¥ 12,444	¥ 0	¥ 196	¥ 0	¥ 196	¥ 0	¥ 386	¥ (386)	¥ 668	¥ 478	¥ 190	¥ 0	¥ 0	¥ 0	¥ 0	¥ 11,580	¥ 11,580	¥ 0	¥ 0
Net (loss) profit for the period	452																		452
Equity at end of period at Sep. 30, 2024	12,896					196			0			668			0		0		12,032		0
Equity at beginning of period at Mar. 31, 2025	10,769	[1]				213			0			13,317			0		(4)		(2,770)		13
Share-based payments			$ 619												619
Issuance of shares for restricted share units	0											84			(84)
Foreign currency translation adjustment in foreign operations	50																				50
Net (loss) profit for the period	(1,022)																		(1,022)
Equity at end of period at Sep. 30, 2025	¥ 10,416					¥ 213			¥ 0			¥ 13,401			¥ 535		¥ (4)		¥ (3,792)		¥ 63

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance's identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"